Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shareholders' Equity
	Number of shares					in USD ‘000
	Common shares	Preferred A shares	Preferred B shares	Non- voting shares	Total shares	Share capital	Share premium	Total
January 1, 2016	2,215,434	7,706,777	11,079,549	347,113	21,348,873	1,694	99,597	101,291
Issuance of preferred A shares	—	325,000	—	—	325,000	26	2,366	2,392
Share issuance costs	—	—	—	—	—	—	(33)	(33)
Issuance of non-voting shares to employees	—	—	—	264,524	264,524	20	675	695
Offset of accumulated losses with share premium	—	—	—	—	—	—	(30,639)	(30,639)

December 31, 2016	2,215,434	8,031,777	11,079,549	611,637	21,938,397	1,740	71,966	73,706

	Number of shares					in USD ‘000
	Common shares	Preferred A shares	Preferred B shares	Non- voting shares	Total shares	Share capital	Share premium	Total
January 1, 2017	2,215,434	8,031,777	11,079,549	611,637	21,938,397	1,740	71,966	73,706
Conversion of preferred and non-voting shares	19,722,963	(8,031,777)	(11,079,549)	(611,637)	—	—	—	—
Issuance of shares - IPO	6,450,000	—	—	—	6,450,000	496	96,254	96,750
Issuance of shares - PIPE	7,500,000	—	—	—	7,500,000	592	59,408	60,000
Issuance of shares - Incentive Plan	454,548	—	—	—	454,548	36	3,671	3,707
Share issuance costs	—	—	—	—	—	—	(11,964)	(11,964)
December 31, 2017	36,342,945	—	—	—	36,342,945	2,864	219,335	222,199

Summary of Authorized Share Capital	The authorized share capital that is not outstanding as at December 31, 2017 and December 31, 2016 is as follows:
	As at December 31,
Number of shares	2017	2016
Authorized share capital	6	11,590,631